SCHEDULE 14A INFORMATION

Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934
                                (Amendment No. )

Filed by the Registrant [X]

Filed by a Party other than the Registrant [    ]

Check the appropriate box:

[  ]   Preliminary Proxy Statement

[  ]   Confidential, for Use of the Commission Only (as permitted by Rule
       14a-6(e)(2))

[ X]   Definitive Proxy Statement

[  ]   Definitive Additional Materials

[  ]   Soliciting Material Pursuant to ss. 240.14a-11(c) or  ss. 240.14a-12


                          ARONEX PHARMACEUTICALS, INC.
              -------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)

    ----------------------------------------------------------------------
    (Name of Person(s) Filing Proxy Statement if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

[X]   $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), 14a-6(i)(2)
      or Item 22(a)(2) of Schedule 14A.

[ ] $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

[ ] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

       1)     Title of each class of securities to which transaction applies:

              --------------------------------------------------------------

       2)     Aggregate number of securities to which transaction applies:

              --------------------------------------------------------------

       3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

              --------------------------------------------------------------

       4)     Proposed maximum aggregate value of transaction:

              --------------------------------------------------------------

       5)     Total fee paid:

              --------------------------------------------------------------

[ ] Fee paid previously with preliminary materials.

[ ] Check box if any part of the fee is offset as provided  by  Exchange  Act
    Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

       1)     Amount Previously Paid:

              --------------------------------------------------------------

       2)     Form, Schedule or Registration Statement No.:

              --------------------------------------------------------------

       3)     Filing Party:

              --------------------------------------------------------------

       4)     Date Filed:


              --------------------------------------------------------------

                                        [ARONEX PHARMACEUTICALS, INC. LOGO]





                                            3400 Research Forest Drive
                                            The Woodlands, Texas 77381



                                                   June 6, 1996




TO OUR STOCKHOLDERS:

       You are cordially invited to attend the 1996 Annual Meeting of Stockholders of Aronex Pharmaceuticals, Inc. to be held on Tuesday, July 9, 1996, at 1:00 p.m., local time, in the Crockett Room of The Woodlands Executive Conference Center, 2301 North Millbend Drive, The Woodlands, Texas. A Notice of the Annual Meeting, Proxy Statement and form of proxy are enclosed with this letter.

       We  encourage  you to read the  Notice of the  Annual  Meeting  and Proxy
Statement so that you may be informed about the business to come before the meeting. Your participation in the Company's business is important, regardless of the number of shares that you hold. To ensure your representation at the meeting, please promptly sign and return the accompanying proxy card in the postage-paid envelope.

       Separately, I am pleased to inform you that the Company has successfully completed the public offering of 6,900,000 shares of Common Stock, including the exercise of the underwriters' over-allotment option. The Company expects that the net proceeds of approximately $32.1 million from the offering, together with its existing capital resources, will be sufficient to fund its capital requirements through the end of 1998. In connection with the offering, the Company agreed to seek stockholder approval of a one-for-two reverse split of the Company's Common Stock for reasons that included the Company's belief that the reverse stock split would make its Common Stock more attractive to institutional investors, and the advice of the underwriters that they believed the marketability of the Common Stock in the offering would be enhanced by the reverse split. The reverse split was approved by the stockholders of the Company at the Special Meeting of Stockholders held on May 24, 1996. The Company intends to effect the reverse split on July 1, 1996, following which time stockholders will be sent a transmittal form to be used in forwarding certificates representing pre-split Common Stock for surrender and exchange for certificates representing post-split Common Stock. Stockholders should not send their certificates until they receive a transmittal form.

        We look forward to seeing you on July 9th.


                                                        Sincerely,



                                                        James M. Chubb
                                                        President

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                             TO BE HELD JULY 9, 1996

To the Stockholders of Aronex Pharmaceuticals, Inc.:

         The Annual Meeting of Stockholders (the "Annual Meeting") of Aronex Pharmaceuticals, Inc. will be held on Tuesday, July 9, 1996, at 1:00 p.m., local time, in the Crockett Room of The Woodlands Executive Conference Center, 2301 North Millbend Drive, The Woodlands, Texas, for the following purposes:

                    1. To elect three Class III  directors of the Company,  each to serve until the Company's 1999 Annual Meeting of Stockholders or until their respective successors have been duly elected and qualified;

                    2. To vote upon a proposal  to amend and  restate the Aronex
               Pharmaceuticals, Inc. 1993 Non- Employee Director Stock Option Plan;

                    3. To ratify and approve the  appointment of Arthur Andersen
               LLP as the Company's independent public accountants for its fiscal year ending December 31, 1996; and

                    4. To act upon such  other  business  as may  properly  come before the meeting or any adjournments thereof.

         Only stockholders of record at the close of business on May 15, 1996 will be entitled to notice of and to vote at the Annual Meeting.

         It is important that your shares be represented at the Annual Meeting regardless of whether you plan to attend. THEREFORE, PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ACCOMPANYING POSTPAID ENVELOPE AS PROMPTLY AS POSSIBLE. If you are present at the Annual Meeting, and wish to do so, you may revoke the proxy and vote in person.

                                            By Order of the Board of Directors,


                                            Terance A. Murnane
                                            Secretary


The Woodlands, Texas
June 6, 1996

                          ARONEX PHARMACEUTICALS, INC.
                           3400 RESEARCH FOREST DRIVE
                           THE WOODLANDS, TEXAS 77381


                                 PROXY STATEMENT
                                       FOR
                         ANNUAL MEETING OF STOCKHOLDERS


                             TO BE HELD JULY 9, 1996



                    SOLICITATION AND REVOCABILITY OF PROXIES

         The accompanying Proxy is solicited by the Board of Directors of Aronex Pharmaceuticals, Inc. (the "Company"), to be voted at the Annual Meeting of Stockholders of the Company to be held on Tuesday, July 9, 1996 (the "Annual Meeting"), at 1:00 p.m., local time, in the Crockett Room of The Woodlands Executive Conference Center, 2301 North Millbend Drive, The Woodlands, Texas, for the purposes set forth in the accompanying Notice of Annual Meeting of Stockholders, and at any adjournment(s) of the Annual Meeting. If the accompanying proxy is properly executed and returned, the shares it represents will be voted at the Annual Meeting in accordance with the directions noted thereon or, if no direction is indicated, it will be voted in favor of the proposals described in this Proxy Statement. In addition, the proxy confers discretionary authority to the persons named in the proxy authorizing those persons to vote, in their discretion, on any other matters properly presented at the Annual Meeting. The Board of Directors is not currently aware of any such other matters.

         Each stockholder of the Company has the unconditional right to revoke his Proxy at any time prior to its exercise, either in person at the Annual
Meeting or by written notice to the Company addressed to Secretary, Aronex Pharmaceuticals, Inc., 3400 Research Forest Drive, The Woodlands, Texas 77381. No revocation by written notice will be effective unless such notice has been received by the Secretary of the Company prior to the day of the Annual Meeting or by the inspector of election at the Annual Meeting.

         The principal executive offices of the Company are located at 3400 Research Forest Drive, The Woodlands, Texas 77381. This Proxy Statement and the accompanying Notice of Annual Meeting of Stockholders and Proxy are being mailed to the Company's stockholders on or about June 6, 1996.

         In addition to the solicitation of proxies by use of this Proxy Statement, directors, officers and employees of the Company may solicit the return of proxies by mail, personal interview, telephone or telegraph. Officers and employees of the Company will not receive additional compensation for their solicitation efforts, but they will be reimbursed for any out-of-pocket expenses incurred. Brokerage houses and other custodians, nominees and fiduciaries will be requested, in connection with the stock registered in their names, to forward solicitation materials to the beneficial owners of such stock.

         All costs of preparing, printing, assembling and mailing the Notice of Annual Meeting of Stockholders, this Proxy Statement, the enclosed form of Proxy and any additional materials, as well as the cost of forwarding solicitation materials to the beneficial owners of stock and all other costs of solicitation, will be borne by the Company.

                             PURPOSES OF THE MEETING

         At the Annual Meeting, the Company's stockholders will be asked to consider and act upon the following matters:

                    1. The election of three Class III directors of the Company, each to serve until the Company's 1999 Annual Meeting of Stockholders or until their respective successors have been duly elected and qualified;

                    2.  A   proposal   to   amend   and   restate   the   Aronex
               Pharmaceuticals,  Inc. 1993  Non-Employee  Director  Stock Option
               Plan;

                    3. A  proposal  to ratify and  approve  the  appointment  of
               Arthur   Andersen  LLP  as  the  Company's   independent   public
               accountants for its fiscal year ending December 31, 1996; and

                    4. Such  other  business  as may  properly  come  before the meeting or any adjournments thereof.


                                QUORUM AND VOTING

         The close of business on May 15, 1996 has been fixed as the record date (the "Record Date") for the determination of stockholders entitled to vote at the Annual Meeting and any adjournment(s) thereof. As of the Record Date, the Company had issued and outstanding 21,937,838 shares of Common Stock and no shares of the Company's Preferred Stock, par value $.001 per share.

         Each stockholder of record of Common Stock will be entitled to one vote per share on each matter that is called to vote at the Annual Meeting.

         The presence, either in person or by proxy, of holders of a majority of the outstanding shares of Common Stock is necessary to constitute a quorum at the Annual Meeting. Abstentions and broker non-votes are counted for purposes of determining whether a quorum is present. A plurality vote is required for the election of directors. Accordingly, if a quorum is present at the Annual Meeting, the three persons receiving the greatest number of votes will be elected to serve as directors. Withholding authority to vote for a director nominee and broker non-votes in the election of directors will not affect the outcome of the election of directors. The affirmative vote of the holders of at least a majority of the outstanding shares of Common Stock is required for the approval of the proposal to amend and restate the Aronex Pharmaceuticals, Inc. 1993 Non-Employee Director Stock Option Plan. Since abstentions and broker non-votes are not affirmative votes for such proposal, they will have the same effect as votes against such proposal. All other matters to be voted on will be decided by the vote of the holders of a majority of the shares present or represented at the Annual Meeting and entitled to vote on such matter. On any such matter, an abstention will have the same effect as a negative vote but, because shares held by brokers will not be considered entitled to vote on matters as to which the brokers withhold authority, a broker non-vote will have no effect on such vote.

         All Proxies that are properly completed, signed and returned prior to the Annual Meeting will be voted. Any Proxy given by a stockholder may be revoked at any time before it is exercised by the stockholder (i) filing with the Secretary of the Company an instrument revoking it, (ii) executing and returning a Proxy bearing a later date or (iii) attending the Annual Meeting and expressing a desire to vote his shares of Common Stock in person. Votes will be counted by American Stock Transfer & Trust Company, the Company's transfer agent and registrar.

                               PROPOSAL NUMBER 1:
                              ELECTION OF DIRECTORS

         The Company's Restated Certificate of Incorporation, as amended, provides that the Board of Directors of the Company is divided or "classified," with respect to the time for which they individually hold office, into three classes ("Classes I, II and III"), with each class consisting of, as nearly as possible, one third of the entire Board. The Company's Board of Directors is currently fixed at eight members. Each director is elected to hold office for a term ending on the date of the third annual meeting following the annual meeting at which such director was elected. The current term for Class III Directors will expire at the Annual Meeting. The current term for Class I and Class II Directors will expire at the 1998 and 1997 Annual Meetings of Stockholders, respectively.

         The Board of Directors has nominated and urges you to vote for the election of the three nominees identified below, who have been nominated to serve as Class III directors for a three-year term or until their successors are duly elected and qualified. Each of the nominees listed below is a member of the Company's present Board of Directors. Proxies solicited hereby will be voted for all three nominees unless stockholders specify otherwise in their Proxies.

         If, at the time of or prior to the Annual Meeting, any of the nominees should be unable or decline to serve, the discretionary authority provided in the Proxy may be used to vote for a substitute or substitutes designated by the Board of Directors. The Board of Directors has no reason to believe that any substitute nominee or nominees will be required.

Nominees for Director

         The three nominees for election as Class III directors and certain additional information with respect to each of them, are as follows:


                                                                                            Year First
         Name                      Age             Position with the Company            Became a Director
         ----                      ---             -------------------------            -----------------

James M. Chubb, Ph.D.              48         President and Director (Class III)              1995
George B. Mackaness, M.D.          73                Director (Class III)                     1991
Gregory F. Zaic                    48                Director (Class III)                     1995

     James M. Chubb, Ph.D. has served as President and as a member of the Board of Directors of the Company since the consummation of the Company's acquisition of Triplex Pharmaceutical Corporation ("Triplex") and Oncologix, Inc. ("Oncologix") in a three-way merger (the "Mergers") in September 1995. Dr. Chubb joined Triplex as President and Chief Executive Officer in 1990. From 1978 to 1990, he held a number of positions with increasing responsibility at Glaxo, Inc., a major pharmaceutical company. At Glaxo, Dr. Chubb headed the anti-infective, respiratory, and dermatological development groups and directed the cardiovascular and gastrointestinal development groups. He held the position of adjunct professor at the University of North Carolina College of Pharmacy from 1986 to 1990. Dr. Chubb is a director of RGene Therapeutics, Inc.

     George B. Mackaness, M.D. has served as a member of the Board of Directors since May 1991. Dr. Mackaness was President of the Squibb Institute for Medical Research from January 1976 until his retirement in December 1987. He served as a member of the Board of Directors of Squibb Corporation from December 1984 until December 1987.

     Gregory F. Zaic has served as a member of the Board of Directors since 1995. Mr. Zaic has been an investor primarily focused on medical and life science investment opportunities since 1983. He currently is a General Partner with Prince Ventures and has served as acting president and director of many private and public companies, including GenVec, Inc. and Strategic Medical
Information, Inc. Before his investment career, Mr. Zaic served in several financial, technical, and operational capacities, including heading the Special Products Division of Baxter, a manufacturer of custom medical devices for the cardiopulmonary and intravenous solution administration markets.

         The Board of Directors recommends that stockholders vote "FOR" the election of each of the above-named nominees.

Current and Continuing Directors


                  Name              Age                       Position
Martin P. Sutter.................... 41    Chairman of the Board of Directors (Class I)
James M. Chubb, Ph.D................ 48    President and Director (Class III)
Gabriel Lopez-Berestein, M.D.(1).... 47    Director (Class II) and Chief Scientific Advisor
Ronald J. Brenner, Ph.D.(2)......... 62    Director (Class I)
John F. Chappell(3)................. 59    Director (Class II)
Geoffrey F. Cox, Ph.D.(1)........... 52    Director (Class II)
George B. Mackaness, M.D.(2)........ 73    Director (Class III)
Gregory F. Zaic(1).................. 48    Director (Class III)

- - ---------------------------
(1)  Member of the Audit Committee of the Board of Directors
(2)  Member of the Compensation Committee of the Board of Directors
(3) Mr. Chappell has notified the Company that he intends to resign from the Board of Directors effective at the Annual Meeting

     Information regarding the business experience of Drs. Chubb and Mackaness and Mr. Zaic is set forth above under the heading "--Nominees for Director."

     Martin P. Sutter, a co-founder of Aronex, has served as Chairman of the Board of Directors of the Company since June 1986. Since July 1988, Mr. Sutter has been the Managing General Partner of The Woodlands Venture Partners, L.P., a venture capital firm based in The Woodlands, Texas and the General Partner of The Woodlands Venture Fund, L.P., one of the Company's principal stockholders. In addition, Mr. Sutter has been the General Partner of Woodlands/Essex Venture Partners, L.P. since September 1994. From January 1985 to July 1988, he served as President of The Woodlands Venture Capital Company. Mr. Sutter is the chairman of Zonagen, Inc. and RGene Therapeutics, Inc. and a director of LifeCell Corporation, all biotechnology companies based in The Woodlands, Texas.

     Gabriel Lopez-Berestein, M.D., a co-founder of Aronex, has served as a member of the Board of Directors and the Company's Chief Scientific Advisor since January 1988. Dr. Lopez-Berestein is Professor of Medicine and Chief of the Immunobiology and Drug Carriers Section at The University of Texas M.D. Anderson Cancer Center ("MD Anderson"), with which he has been affiliated since 1979. Dr. Lopez-Berestein is the author of over 125 publications in the areas of macrophage research and drug carrier technology. Dr. Lopez-Berestein is also the recipient of a number of grants and awards, including a Scholar Award of the Leukemia Society of America and various NIH awards.

     Ronald J. Brenner, Ph.D. has served as a member of the Board of Directors since September 1995. Since 1988, Dr. Brenner has been a Vice President of Hillman Medical Ventures, Inc., a venture capital firm, and a general partner of several Hillman investment partnerships. From 1984 to 1988, Dr. Brenner was President and Chief Executive Officer of Cytogen Corporation, a biotechnology company. Prior to 1984, he was Vice President, Corporate External Research, at Johnson & Johnson, a major pharmaceutical company, and also served as Chairman of McNeil Pharmaceutical, Ortho

Pharmaceutical Corp. and the Cilag Companies, all subsidiaries of Johnson & Johnson. Dr. Brenner is a director of Cytogen Corporation and several privately held healthcare and environmental companies.

         John F. Chappell has served as a member of the Board of Directors since September 1995. Mr. Chappell is President of Plexus Ventures, Inc., an investment firm which he founded in 1990. Prior to founding Plexus, Mr. Chappell was employed for 28 years by SmithKline Corporation and SmithKline Beecham plc. From 1989 to 1990, he served as Chairman of SmithKline Beecham Pharmaceuticals and as a director of SmithKline Beecham plc. He was President of SmithKline and French Laboratories from 1988 to 1989 and was President of SmithKline and French International from 1985 to 1988. Mr. Chappell has notified the Company that he intends to resign from the Board of Directors effective at the Annual Meeting.

     Geoffrey F. Cox, Ph.D. has served as a member of the Board of Directors since January 1994. Dr. Cox joined Genzyme Corporation in 1984 and was appointed Managing Director of Genzyme, Ltd. (U.K.) in 1986 and Senior Vice President of worldwide manufacturing operations in May 1988. Dr. Cox also has full product line responsibility for the pharmaceuticals and fine chemicals division of Genzyme Corporation. Prior to joining Genzyme, Dr. Cox served as production manager of British Fermentation Products, Ltd., a division of Gist-Brocades N.V., from April 1979 to October 1981 and as plant manager from October 1981 to June 1984.

         The  Company  and  certain  of  its   stockholders  are  parties  to  a
Stockholders Agreement which entitles certain former Triplex stockholders, certain persons who were stockholders of the Company prior to the Mergers ("former Argus stockholders"), Genzyme and certain former Oncologix stockholders to designate directors of the Company, and further provides that the president of the Company elected by the Board and in office from time to time shall be a director. Of the Company's current directors, Ronald J. Brenner, John F. Chappell and Gregory F. Zaic are designees of the former Triplex stockholders, Gabriel Lopez-Berestein, George B. Mackaness and Martin P. Sutter are designees of the former Argus stockholders and Geoffrey F. Cox is the designee of Genzyme; James M. Chubb serves as a member of the Board as the Company's President. The former Oncologix stockholders that have the right to designate a director have not exercised such right at the present time.

DIRECTORS' MEETINGS AND COMPENSATION

         During 1995, the Board of Directors met seven times and took certain additional actions by unanimous written consent in lieu of meetings. During 1995, no director of the Company attended fewer than 75 percent of the meetings of the Board of Directors (during the period served), with the exception of two former directors of the Company, Thomas G. Ricks (who did not attend either of the two meetings held during the period served) and Marc S. Sandroff (who attended one of the two meetings held during the period served), and John F. Chappell (who attended two of the five meetings held during the period served).

         The Company's directors do not receive any cash compensation for service on the Board of Directors or any committee. The directors are, however, reimbursed for expenses incurred in connection with attending each board and committee meeting. Directors who are not employees of the Company are entitled to participate in the Company's 1993 Non-Employee Director Stock Option Plan (the "Director Plan"). Under the Director Plan as currently in effect, non-employee directors receive an option to purchase 30,000 shares of the Company's Common Stock upon their initial election to the Board of Directors, vesting in equal increments over a five-year period. The Board of Directors has adopted amendments to the Director Plan, subject to stockholder approval at the Annual Meeting, (a) that would provide for (i) the grant of options to purchase 25,000 shares of Common Stock to each of the Company's non-employee directors in office on November 14, 1995 and thereafter to each non-employee director upon his initial election to the Board and (ii) the annual grant of options to purchase 7,500 shares of Common Stock to each of the Company's non-employee directors, and (b) that would permit discretionary grants of options to non-employee directors who do not serve on the Compensation Committee of the Board of Directors. The Compensation Committee has granted discretionary options to Mr. Sutter and Dr. Lopez-Berestein, subject to stockholder approval of such amendments, entitling them to purchase 75,000 and 100,000 shares of Common Stock, respectively. See "Proposal Number 2:

Approval of the Amendment and Restatement of the Aronex Pharmaceuticals, Inc. 1993 Non-Employee Director Stock Option Plan."

     The Company has a consulting agreement with Gabriel Lopez-Berestein, M.D., whereby the Company is committed to pay consulting fees of $144,000 and $156,000 for 1996 and 1997, respectively. The Company paid Dr. Lopez-Berestein $132,000 under the agreement during the year ended December 31, 1995.

BOARD COMMITTEES

         The  Company's  Board  of  Directors  has  an  Audit  Committee  and  a
Compensation Committee. The Board of Directors does not have a Nominating Committee. The Audit Committee's functions include making recommendations concerning the engagement of independent public accountants, reviewing with the independent public accountants the plan and results of the auditing engagement, approving professional services provided by the independent public accountants and reviewing the adequacy of the Company's internal accounting controls. The Compensation Committee makes recommendations concerning compensation, including incentive arrangements, for the Company's officers. The Compensation Committee also administers the Company's Amended and Restated 1989 Stock Option Plan (the "Employee Option Plan").

         During 1995, the Audit Committee did not meet and the Compensation Committee met one time. During 1995, no director of the Company attended fewer than 75 percent of the number of meetings of committees on which he served.

                               PROPOSAL NUMBER 2:
                  APPROVAL OF THE AMENDMENT AND RESTATEMENT OF
                        THE ARONEX PHARMACEUTICALS, INC.
                  1993 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN

GENERAL

         On November 14, 1995, the Board, subject to approval by the stockholders of the Company, approved the amendment and restatement (the
"Amendment") of the Aronex Pharmaceuticals, Inc. 1993 Non-Employee Director Stock Option Plan (the "Director Plan"). The purpose of the Director Plan, as originally approved by the Company's stockholders in 1993 and after giving effect to the Amendment, is to promote and advance the interests of the Company by aiding the Company in attracting and retaining qualified non-employee directors and to further align the interests of such directors with those of stockholders through stock options. An additional purpose of the Amendment is to recognize and reward the contributions of directors who, although not employees of the Company, are actively involved in aspects of the Company's business beyond their role as directors. A copy of the Amendment is included as Exhibit A to this Proxy Statement and the following summary is qualified in its entirety by reference to the complete text of Exhibit A.

         The Amendment provides for the following  modifications to the Director
Plan:

         (i) The number of shares of Common Stock authorized to be issued under the Director Plan would be increased to 600,000 shares from 250,000 shares under the Director Plan as currently in effect.

         (ii)     With respect to formula grants of options:

                  (A) Each non-employee director in office on November 14, 1995, the date of the initial Board approval of the Amendment, and each non-employee director thereafter elected to the Board for the first time would receive an option to purchase 25,000 shares of Common Stock. Under the Director Plan as currently in effect, each non-employee director elected to the Board for the first time receives an option to purchase 30,000 shares of Common Stock.

                  (B) All such options would be vested in full on the date of grant. Under the Director Plan as currently in effect, such options vest over a five-year period.

                  (C) All non-employee directors appointed or elected to the Board would be eligible to receive such options. Under the Director Plan as currently in effect, non-employee directors appointed or elected to the Board in connection with or as a result of the completion of a financing, acquisition or other similar transaction are not eligible to receive such options.

                  (D) Each person serving as a director on December 31 of any year would receive an option to purchase 7,500 shares of Common Stock. The Director Plan as currently in effect does not provide for annual grants of options.

         (iii) Discretionary grants of options to certain non-employee directors would be authorized, with the number of shares subject to options, option prices and other terms to be determined by the Compensation Committee. The Director Plan as currently in effect does not authorize discretionary grants of options.

         (iv) The period during which options granted under the Director Plan may be exercised after a non-employee director's resignation would be extended to 24 months from the 90 days provided for by the Director Plan as currently in effect.

Summary of the Director Plan

         The Director Plan, as originally approved by the Company's stockholders, is a "formula" plan for purposes of Rule 16b-3 promulgated under the Securities Exchange Act of 1934, as amended, pursuant to which options for shares of Common Stock are automatically granted to certain eligible non-employee directors of the Company as of specified dates. No person exercises any discretion with respect to persons eligible to receive formula grants of options under the Director Plan or the amount of formula grants thereunder. The Amendment would authorize discretionary grants of options to certain non-employee directors in addition to the formula grants for which all non-employee directors are eligible.

         Eligibility. Persons who are non-employee directors of the Company are eligible to participate in the Director Plan. The Company presently has seven such directors. Options granted under the Director Plan are transferable only at the death of a non-employee director. The Director Plan sets forth various restrictions upon the exercise of options following the date on which a non-employee director ceases to be a director. Discretionary grants of options to non-employee directors will be subject to the Company's determination that such grants will not prevent the members of the Compensation Committee from constituting "disinterested persons" within the meaning of Rule 16b-3.

         Shares Subject to Director Plan. The maximum number of shares of Common Stock in respect of which options may be granted under the Director Plan as currently in effect is 250,000, which will be increased to 600,000 after giving effect to the Amendment, subject in each case to appropriate adjustment upon a reorganization, stock split, recapitalization or other change in the Company's capital structure.

          Option Period. Options granted to non-employee directors under the Director Plan have a term of ten years from the date of grant.

         Amendment. The Board may amend the Director Plan at any time, including amendments allowed without shareholder approval as provided under Rule 16b-3, as that rule may be amended from time to time, except that the Board must obtain stockholder approval of any amendment that would increase the total number of shares reserved for issuance (except for adjustments necessary to reflect changes in capitalization), materially modify eligibility requirements or materially increase the benefits accruing to participants. The Board may not amend provisions in the Director Plan regarding eligibility and automatic grants of options more than once every six months, except to the extent necessary to comply with applicable provisions of the Internal Revenue Code of 1986, as amended, or regulations promulgated thereunder.

          Non-Qualified   Options.   Options  issued  under  the  Director  Plan
constitute non-qualified stock options.

         Automatic Grant of Options. In general, under the Director Plan as currently in effect, each non-employee director who is first elected to the Board (except for non-employee directors appointed or elected to the Board in connection with or as a result of the completion of certain financings, acquisitions or other similar transactions) is entitled to receive an option to purchase 30,000 shares of Common Stock on the date on which he first becomes a non-employee director. If the stockholders approve the Amendment at the Annual Meeting, each non-employee director in office on November 14, 1995 (the date of initial approval of the Amendment) and each non-employee director who is first elected to the Board thereafter (whether or not appointed or elected in connection with or as a result of the completion of a financing acquisition or similar transaction) will be entitled to receive an option to purchase 25,000 shares of Common Stock effective on such date. In addition, if the Amendment is approved, each non-employee director in office on December 31 of any year commencing with December 31, 1996, provided that such director has served as a Director for at least six months prior to the date of grant, will be entitled to receive options annually on such date to purchase 7,500 shares of Common Stock. The amounts of all such option grants are subject to appropriate adjustment upon a reorganization, stock split, recapitalization or other change in the Company's capital structure.

         Discretionary Grant of Options. If the stockholders approve the Amendment at the Annual Meeting, non-employee directors who are not members of the Compensation Committee will be eligible to receive discretionary grants of options, with the number of shares for which such options may be exercised, the exercise price of such options and the other terms of such options to be determined within the discretion of the Compensation Committee.

         Exercisability. Under the Director Plan as currently in effect, options become exercisable in 20% increments that vest on each anniversary of the date of grant until the option is 100% vested. If the stockholders approve the Amendment at the Annual Meeting, all options granted under the Director Plan subsequent to the Board's initial approval of the Amendment will be vested in full at the date of grant, except that the Compensation Committee may establish vesting requirements in its discretion with respect to discretionary grants of options. The exercise price for options must be paid in cash.

         Change in Capital Structure. Upon a change in the Company's capital structure as a result of a stock split, dividend or recapitalization, the number of shares subject to outstanding options and reserved under the Director Plan and the exercise price of outstanding options shall be appropriately adjusted to reflect the number and class of shares that would have been issuable if such shares had been outstanding immediately prior to such event. Upon the merger, liquidation or sale of substantially all of the assets of the Company, or the purchase of 50% or more of the Company's outstanding Common Stock, holders of outstanding stock options under the Director Plan shall be entitled to receive, upon exercise of such options, the stock, securities or other property to which they would have been entitled had such options been exercised immediately prior to such event.

         Option Exercise Price. The exercise price of options granted automatically under the Director Plan is 100% of the fair market value of the Common Stock on the date of grant. The exercise price of options granted pursuant to the Compensation Committee's discretion shall be determined by the Compensation Committee, which may be less than, equal to or more than the fair market value of the Common Stock on the date of grant. The "fair market value" of a share of Common Stock means, on any given date, the closing price of the Common Stock on the Nasdaq Stock Market or, if the Common Stock is listed on a national securities exchange, the closing price on the exchange on such date.

FEDERAL INCOME TAX CONSEQUENCES OF THE DIRECTOR PLAN

         General. A non-employee director will not recognize any taxable income at the time an option is granted. Ordinary income will be recognized by a non-employee director at the time of exercise in an amount equal to the excess of the fair market value of the shares of Common Stock received over the option price for such shares. However, if other shares of Common Stock have been purchased by a non-employee director within six months of the exercise of an option, recognition of the income attributable to such exercise may under certain circumstances be postponed for a period of up to six months from the date of such purchase of such other shares of Common Stock due to liability to suit under Section 16(b) of the Securities and Exchange Act of 1934, as amended (the " Exchange Act"). If applicable, one effect of any such postponement would be to measure the amount of the non-employee director's taxable income by reference to the fair market value of such shares at the time such liability to suit under Section 16(b) of the Exchange Act no longer exists (rather than at the earlier date of the exercise of the option). The non-employee director will generally recognize a capital gain or loss upon a subsequent sale of the shares of Common Stock.

         Deductibility. Upon a non-employee director's exercise of an option granted under the Director Plan, the Company may claim a deduction for compensation paid at the same time and in the same amount as ordinary income is recognized by the non-employee director.

OPTION GRANTS UNDER DIRECTOR PLAN

         The following table sets forth the number of shares of Common Stock subject to, and the exercise prices of, options granted under the Director Plan subject to stockholder approval of the Amendment at the Annual Meeting.

                                                 NEW PLAN BENEFITS

                                                              NUMBER OF            EXERCISE PRICE
                         NAME                            OPTIONS GRANTED(1)          PER SHARE
                         ----                            ------------------          ---------

Martin P. Sutter.......................................       100,000(2)               $2.75
Gabriel Lopez-Berestein, M.D...........................       125,000(3)               $2.75
Ronald J. Brenner, Ph.D................................        25,000                  $2.75
John F. Chappell.......................................        25,000                  $2.75
Geoffrey F. Cox, Ph.D..................................        25,000                  $2.75
George B. Mackaness, M.D...............................        25,000                  $2.75
Gregory F. Zaic........................................        25,000                  $2.75
Non-employee directors as a group (7 persons)..........       350,000                  $2.75

- - ---------------------------

(1) Except as otherwise indicated, represents options to purchase 25,000 shares of Common Stock granted to all non-employee directors on November 14, 1995 at an exercise price of $2.75 per share, which exercise price was equal to the fair market value of the Common Stock on the date of grant. The fair market value of the Common Stock on May 31, 1996 was $6.50 per share.
(2) Includes options to purchase 30,000 shares of Common Stock granted to Mr. Sutter on March 8, 1996, and options to purchase 45,000 shares of Common Stock granted to Mr. Sutter on April 12, 1996, in each case with an exercise price of $2.75 per share. Such shares vest over a four-year period. The fair market value of the Common Stock on March 8, 1996 was $5-15/16 per share and on April 12, 1996 was $4-7/8 per share.
(3) Includes options to purchase 30,000 shares of Common Stock granted to Dr. Lopez-Berestein on March 8, 1996, and options to purchase 70,000 shares of Common Stock granted to Dr. Lopez-Berestein on April 12, 1996, in each case with an exercise price of $2.75 per share. Such shares vest over a four-year period. The fair market value of the Common Stock on March 8, 1996 was $5-15/16 per share and on April 12, 1996 was $4-7/8 per share.

     THE BOARD OF DIRECTORS RECOMMENDS THAT STOCKHOLDERS VOTE "FOR" APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE DIRECTOR PLAN, AND PROXIES EXECUTED AND RETURNED WILL BE SO VOTED UNLESS CONTRARY INSTRUCTIONS ARE INDICATED THEREON.

                               PROPOSAL NUMBER 3:
           RATIFICATION AND APPROVAL OF INDEPENDENT PUBLIC ACCOUNTANTS

     The Board of Directors has appointed the firm of Arthur Andersen LLP as the Company's independent public accountants to make an examination of the accounts of the Company for the fiscal year ending December 31, 1996, subject to ratification by the Company's stockholders. Representatives of Arthur Andersen LLP will be present at the Annual Meeting and will have an opportunity to make a statement, if they desire to do so. They will also be available to respond to appropriate questions from stockholders attending the Annual Meeting.

     The Board of Directors recommends that stockholders vote "FOR" ratification and approval of Arthur Andersen LLP's appointment, and Proxies executed and returned will be so voted unless contrary instructions are indicated thereon.

         REPORT OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTORS

     The Compensation Committee (the "Committee") of the Board of Directors of the Company currently consists of Ronald J. Brenner, George B. Mackaness and Gregory F. Zaic, none of whom are officers or employees of the Company. The Committee is responsible for evaluating the performance of management, determining the compensation for certain executive officers of the Company and administering the Company's Employee Option Plan under which grants may be made to employees of the Company. The Committee has furnished the following report on executive compensation for 1995:

     Under the supervision of the Committee, the Company has developed a compensation policy which is designated to attract and retain key executives responsible for the success of the Company and motivate management to enhance long-term stockholder value. The annual compensation package for executive officers primarily consists of (i) a cash salary which reflects the responsibilities relating to the position and individual performance, (ii)
variable   performance  awards  payable  in  cash  or  stock  and  tied  to  the individual's  or the Company's  achievement  of certain goals or milestones  and
(iii) long-term stock based incentive awards which strengthen the mutuality of interests between the executive officers and the Company's stockholders.

     In determining the level and composition of compensation of each of the Company's executive officers, the Committee takes into account various qualitative and quantitative indicators of corporate and individual performance. Although no specific target has been established, the Committee generally seeks to set salaries comparable to those of peer group companies. In setting such salaries, the Committee considers its peer group to be certain companies in the biotechnology industries with market capitalizations similar to that of the Company. Such competitive group does not necessarily include the companies comprising the Nasdaq Pharmaceutical Index reflected in the performance graph in this Proxy Statement, which is the industry categorization the Company has been placed in by its investment bankers. Because the Company is still in the development stage, the use of certain traditional performance standards (e.g., profitability and return on equity) is not currently appropriate in evaluating the performance of the Company's executive officers. Consequently, in evaluating the performance of management the Committee takes into consideration such factors as the Company's achieving specified milestones or goals in its clinical development and research programs. In addition, the Committee recognizes performance and achievements that are more difficult to quantify, such as the successful supervision of major corporate projects, demonstrated leadership ability and contributions to the industry and community development. For 1995, the Committee included in its evaluation the significant progress made by the Company, including the continuing advancement of the Company's clinical development of its products.

     Base compensation is established through negotiation between the Company and the executive officer at the time the executive is hired, and then subsequently adjusted when such officer's base compensation is subject to review or reconsideration. While the Company has entered into employment agreements with certain of its executive officers, such agreements provide that base salaries after the initial year will be determined by the Committee after review. When establishing or reviewing base compensation levels for each executive officer, the Committee, in accordance with its general compensation policy, considers numerous factors, including the responsibilities relating to the position, the qualifications of the executive and the relevant experience the individual brings to the Company, strategic goals for which the executive has responsibility, and compensation levels of companies at a comparable stage of development who compete with the Company for business, scientific, and executive talents. As stated above, such comparable companies are generally those with similar market capitalizations and are not necessarily among the companies comprising the Nasdaq Pharmaceutical Index reflected in the performance graph in this Proxy Statement. No pre-determined weights are given to any one of such factors. The base salaries for the executive officers generally, and the Chief Executive Officer specifically, for fiscal 1995 were comparable to the Company's peer group companies.

     In addition to each executive officer's base compensation, the Committee may award cash bonuses and/or grant awards under the Company's Employee Option Plan to chosen executive officers depending on the extent to which certain defined personal and corporate performance goals are achieved. Such corporate performance goals are the same as discussed above. Because the Company's products are still in the early stages of development, the Company has granted minimal bonuses to its executive officers.

     All employees of the Company, including its executive officers, are eligible to receive long-term stock based incentive awards under the Company's Employee Option Plan as a means of providing such individuals with a continuing proprietary interest in the Company. Such grants further the mutuality of interest between the Company's employees and its stockholders by providing significant incentives for such employees to achieve and maintain high levels of performance. The Company's Employee Option Plan enhances the Company's ability to attract and retain the services of qualified individuals. Factors considered in determining whether such awards are granted to an executive officer of the Company include the executive's position in the Company, his or her performance and responsibilities, the amount of stock options, if any, currently held by the officer, the vesting schedules of any such options and the executive officer's other compensation. While the Committee does not adhere to any firmly established formulas or schedules for the issuance of awards such as options or restricted stock, the Committee will generally tailor the terms of any such grant to achieve its goal as a long-term incentive award by providing for a vesting schedule encompassing several years or tying the vesting dates to particular corporate or personal milestones. For example, Gillian Ivers-Read was granted options to acquire an aggregate of 33,750 shares of Common Stock in 1995 in recognition of her continuing contributions to the Company (see "Option Grants in 1995" in this Proxy Statement).

     The annual base salary of James M. Chubb, Ph.D., the President of the Company, was initially set at $212,000 pursuant to an employment agreement effective September 11, 1995. Dr. Chubb received a grant of 50,000 shares of Common Stock upon the commencement of his employment with the Company, in connection with which the Company agreed to reimburse Dr. Chubb for his income taxes incurred with respect to such grant. Additionally, Dr. Chubb received options to purchase 250,000 shares of Common Stock in September 1995.

     Section 162(m) of the Internal Revenue Code of 1986, as amended (the "Code"), added by the Revenue Reconciliation Act of 1993, places a $1 million cap on the deductible compensation that can be paid to certain executives of publicly-traded corporations. Amounts that qualify as "performance based" compensation under Section 162(m)(4)(c) of the Code are exempt from the cap and do not count toward the $1 million limit. Generally, stock options will qualify as performance based compensation. The Committee has discussed and considered and will continue to evaluate the potential impact of Section 162(m) on the Company in making compensation determinations, but has not established a set policy with respect to future compensation determinations.

     The foregoing report is given by the following  members of the Compensation
Committee:

                                Ronald J. Brenner
                               George B. Mackaness
                                 Gregory F. Zaic

     The report of the Compensation Committee shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act of 1933, as amended, or under the Exchange Act, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under such Acts.


                             EXECUTIVE COMPENSATION

EXECUTIVE OFFICERS

     Set forth below is certain information concerning the executive officers of the Company, including the business experience of each during the past five years.

         Name                    Age            Position with the Company
         ----                    ---            -------------------------
James M. Chubb, Ph.D...........  48     President and Director (Class III)
Gillian Ivers-Read.............  43     Vice President, Pharmaceutical Development
Paul A. Cossum, Ph.D...........  43     Vice President, Preclinical Research and Development
Terance A. Murnane.............  45     Controller and Secretary

     Information regarding the business experience of Dr. Chubb is set forth above under the heading "Proposal Number 1: Election of Directors--Nominees for Director."

     Gillian Ivers-Read joined the Company as Vice President of Regulatory Affairs in April 1994 and assumed the position of Vice President of Pharmaceutical Development of the Company in September 1995. Prior to joining the Company, she worked for Marion Merrell Dow, where she most recently concentrated on regulatory affairs in the anti- viral, anti-infective, and oncology therapeutic areas. She has been in the pharmaceutical industry for over 20 years, having worked for three major companies during that time (Marion Merrell Dow, Wyeth and Rhone Poulenc). In addition, Mrs. Ivers-Read is experienced in international drug development, having worked in the United Kingdom until her transfer to the United States in 1987. She has been responsible for Investigational New Drug applications ("INDs") as well as New Drug Applications ("NDAs") internationally.

     Paul A. Cossum, Ph.D. joined Triplex as Vice President of Preclinical Development in 1993 and assumed the position of Vice President of Preclinical Research and Development of the Company in September 1995 upon the consummation of the Mergers. From 1992 to 1993, he was the Director of Preclinical Development at Isis Pharmaceuticals. While at Isis, he implemented preclinical programs to support the development of INDs for two anti-viral oligonucleotide compounds. Prior to his employment at Isis, Dr. Cossum worked in the Department of Pharmacological Sciences at Genentech, Inc., where he filed several INDs and obtained an NDA for certain endocrine, cardiovascular and neurologic therapeutic proteins. He has published widely in the fields of metabolism and toxicology of oligonucleotides, recombinant proteins, and conventional drugs.

     Terance A. Murnane joined the Company in May 1990 as its Controller and was appointed Secretary in January 1992. Mr. Murnane was a self-employed accountant from February 1988 until April 1990. From October 1987 to February 1988, he served as the accountant for Eads Company, a wholesale vendor of industrial products based in Houston, Texas. Prior to that time, he spent ten years in the Private Business/Audit Department at KPMG Peat Marwick, an international accounting firm, serving most recently as Senior Manager. Mr. Murnane is a Certified Public Accountant.

COMPENSATION OF EXECUTIVE OFFICERS

     Summary Compensation Table

     The following table provides certain summary information concerning compensation paid or accrued during the last three years to the Company's President and to each of the other executive officers of the Company, determined as of the end of the last fiscal year, whose annual compensation exceeded $100,000 (the "Named Executive Officers"):


                                                                               LONG-TERM
                                                 ANNUAL COMPENSATION          COMPENSATION
                                                 -------------------          ------------
                                                                          RESTRICTED
                                                                           STOCK                      ALL OTHER
                                     YEAR     SALARY         BONUS         AWARDS        OPTIONS     COMPENSATION
                                     ----     ------         -----         ------        -------     ------------

James M. Chubb, Ph.D .............   1995   $ 61,833(1)       --         $106,250(2)    250,000   $ 42,075(3)
   President
Gillian Ivers-Read ...............   1995   $127,789          --             --          33,750       --
   Vice President, Development ...   1994   $ 94,718      $ 34,000(4)    $ 28,291(5)     50,000       --
Paul A. Cossum, Ph.D .............   1995   $ 46,667(6)       --             --          40,000   $ 17,000(7)
   Vice President, Preclinical R&D
David M. Leech(8) ................   1995   $126,570          --             --            --     $186,000(9)
   Former President and Chief ....   1994   $186,000      $ 23,000           --            --         --
   Executive Officer .............   1993   $178,750      $ 65,000(10)       --            --         --

- - ----------------

(1) Dr. Chubb joined the Company as President in September 1995 at an annual salary of $212,000.
(2) Represents a stock bonus of 50,000 shares of Common Stock issued upon commencement of employment and recorded at fair market value at the time of issuance.
(3) Represents the estimated amount of federal income taxes incurred by Dr. Chubb in connection with the grant of 50,000 shares of Common Stock that the Company has agreed to reimburse in 1996.
(4) Represents a $25,000 cash signing bonus paid to Ms. Ivers-Read on commencement of her employment and a 1994 cash performance bonus of $9,000 accrued at December 31, 1994.
(5) Represents moving and relocation expenses related to Ms. Ivers-Read's employment agreement.
(6) Dr. Cossum joined the Company as Vice President in September 1995 at an annual salary of $160,000.
(7) Represents the forgiveness of a portion of the balance of a loan to Dr. Cossum.
(8)  Mr. Leech resigned as President of the Company in September 1995.
(9) Represents severance paid in accordance with Mr. Leech's employment agreement.
(10) Represents a 1992 cash performance bonus of $25,000 paid in April 1993 and a 1993 cash performance bonus of $40,000 accrued at December 31, 1993.


     Option Grants in 1995

         The following table provides certain information with respect to options granted to the President and to each of the Named Executive Officers during the fiscal year ended December 31, 1995 under the Company's 1989 Stock Option Plan:

                                                                      Potential Realizable
                                                                        Value at Assumed
                                                                    Annual Rates of Stock Price
                                       Individual Grants           Appreciation for Option Term(1)
                                       -----------------           -------------------------------
                              Percent
                              of Total
                              Options
                             Granted to           Market
                             Employees          Price on  Expir-
                    Options  in Fiscal  Exercise Date of  ation
Name                Granted    Year      Price    Grant   Date       0%      5%        10%
- - ----                -------    ----      -----    -----   ----       --      --        ---

James M. Chubb    250,000(2)  26.4% $    2.12$    3.62   9/28/02  $376,250  $744,444  $1,223,396

Gillian            33,750(3)   3.6% $    2.12$    3.88   9/21/02   $59,231  $112,372   $ 181,484
 Ivers-Read
Paul A. Cossum     40,000(3)   4.2% $    2.12$    3.88   9/21/02   $70,200  $133,182   $ 215,092

- - ----------
(1) The Securities and Exchange Commission requires disclosure of the potential realizable value or present value of each grant. The disclosure assumes the options will be held for the full ten-year term prior to exercise. Such options may be exercised prior to the end of such ten-year term. The actual value, if any, an executive officer may realize will depend upon the excess of the stock price over the exercise price on the date the option is exercised. There can be no assurance that the stock price will appreciate at the rates shown in the table.
(2)     These options vest in equal monthly installments over four years.
(3)     These options vest in equal annual installments over four years.

Performance Graph

         The following performance graph compares the performance of the Company's Common Stock to the Nasdaq Composite Index and to the Nasdaq Index of Pharmaceutical Companies. The graph covers the period from July 10, 1992 (the date on which the Company's Common Stock was registered under Section 12(g) of the Exchange Act), to December 31, 1995. The graph assumes that the value of the investment in the Company's Common Stock and each index was 100 at July 10, 1992 and that all dividends were reinvested.


                    PERFORMANCE GRAPH APPEARS HERE PLOTTED
                    BASED UPON THE NUMBERS SET FORTH BELOW.

                           7/10/92   12/31/92   12/31/93   12/31/94   12/31/95
Aronex                      100.00    120.69       68.97     29.31      60.34
Nasdaq Composite Index      100.00    121.12      139.04    135.91     192.05
Nasdaq Pharmaceutical Index 100.00    114.59      102.14     76.89     140.44

         The foregoing stock price performance comparisons shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act of 1933, as amended, or under the Exchange Act, except to the extent that the Company specifically incorporates this graph by reference, and shall not otherwise be deemed filed under such acts.

         There can be no assurance that the Company's stock performance will continue into the future with the same or similar trends depicted in the graph above. The Company will not make or endorse any predictions as to future stock performance.

EMPLOYMENT AGREEMENTS

         The Company has entered into employment agreements with Dr. Chubb, Ms. Ivers-Read, Dr. Cossum and a senior director-clinical research which provide for current salaries of $212,000, $135,000, $160,000 and $127,000, respectively. In
addition,   these  agreements  also  provide  for  the  payment  of  such  bonus compensation as may be awarded by the Board of Directors and for their participation in all employee benefit plans sponsored by the Company. The employment agreements for Drs. Chubb and Cossum have a primary term ending in September 1996 and November 1996, respectively, with automatic annual renewal unless terminated by either party. The employment agreements for the senior director-clinical research and Ms. Ivers-Read have primary terms of three years ending in April and May 1997, respectively, with automatic annual renewals unless terminated by either party. All of such agreements provide for payment of an amount equal to one year's annual base salary and the provision of employment benefits following termination other than for cause. The agreement with Dr. Chubb requires the Company to purchase $960,000 in term life insurance payable to a beneficiary of his choosing and to pay his annual dues to a country club. Dr. Cossum's agreement provided for the forgiveness of one half of the balance of a loan from the Company in January 1996 and provides for the forgiveness of the remaining balance (approximately $17,000 as of March 31, 1996) in the next two years, subject to the accomplishment of agreed upon goals.

401(K) PLAN

         The Company maintains a retirement savings plan, effective as amended on January 1, 1991, in which any employee of the Company who has completed one month of employment may elect to participate. The plan is an individual account plan providing for deferred compensation as described in Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and is subject to, and intended to comply with, the Employee Retirement Income Security Act of 1974, as amended. Each eligible employee is permitted to contribute up to 20% of his annual salary up to the applicable statutory maximum prescribed in the Code. The Company may, in its discretion, contribute an amount equal to the employee's contribution, but such Company contribution may not exceed an amount equal to six percent of the employee's compensation. A participant is 50% vested in the accrued benefits derived from the Company's contributions after completion of one year of employment following his election to participate in the plan, and 100% vested in such contributions after completion of two years of employment following such election. Participants may receive hardship loans under the terms of the plan. The plan provides for distributions in the event a participant dies, reaches the age of 65, becomes disabled or terminates his employment prior to the age of 65. The Company made contributions of approximately $26,000 under the 401(k) plan in 1995.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

         Martin P. Sutter, the Chairman of the Board and co-founder of the Company, served on the Compensation Committee of the Board of Directors during the year ended December 31, 1995. Mr. Sutter served as the Company's President from its inception to October 1988.

         Ronald J. Brenner and Gregory F. Zaic, each of whom has served on the Compensation Committee since 1995, are general partners of limited partnerships that, in turn, are the general partners of limited partnerships that received, in exchange for preferred stock of Triplex in the Triplex merger, (i) an aggregate of 1,986,540 and 674,831 shares of the Company's Common Stock, respectively, and (ii) the right to receive additional shares of Common Stock contingent upon the occurrence of certain events.

                              CERTAIN TRANSACTIONS

         The Company has a consulting agreement with Gabriel Lopez-Berestein, M.D., whereby the Company is committed to pay consulting fees of $144,000 and $156,000 for 1996 and 1997, respectively. The Company paid Dr. Lopez-Berestein $132,000 under the agreement during the year ended December 31, 1995.

         The Company and its predecessor Triplex paid $46,033 and $66,500 to Plexus Ventures, Inc. ("Plexus") for 1994 and 1995, respectively, in connection with the Company's location of development and merger partners. The Company had a consulting agreement with Plexus Ventures, Inc. which terminated on October 31, 1996 whereby the Company is committed to pay a fee to Plexus in the event the Company enters into a development collaboration for NyotranTM prior to October 31, 1996 with a company identified by Plexus. John F. Chappell, a director of the Company, is the sole shareholder and has been the President of Plexus since 1990.

         Certain other transactions with related parties are described under "Compensation Committee Interlocks and Insider Participation."

         SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

         The following table presents certain information regarding the beneficial ownership of the Company's Common Stock as of March 31, 1996 by (i) each person who is known by the Company to own beneficially more than five percent of the outstanding shares of Common Stock, (ii) each director of the Company, (iii) the Company's chief executive officer and each of the other Named Executive Officers and (iv) all directors and executive officers as a group. Except as described below, each of the persons listed in the table has sole voting and investment power with respect to the shares listed.


                                                 Number of Shares  Percentage of
 Shares                                           of Common Stock      Shares
                                                  Beneficially      Beneficially
Name                                                 Owned             Owned
- - ----                                                 -----             -----
Amerindo Investment Advisors, Inc. (1).............   2,015,000           9.3%
   One Embarcadero Center, Suite 2300
   San Francisco, California 94111
Hillman Medical Venture Partnerships (2)...........   1,986,540           9.2%
   824 Market Street, Suite 900
   Wilmington, Delaware 19801
HealthCare Ventures Partnerships (3)...............   1,917,103           8.8%
   Twin Towers at Metro Bank
   379 Thornall Street
   Edison, New Jersey 08837
The Allstate Corporation (4).......................   1,533,928           7.1%
   2775 Sanders Road
   Northbrook, Illinois 60062
Martin P. Sutter (5) (11)..........................     932,704           4.3%
James M. Chubb (6).................................     232,381           1.1%
Gabriel Lopez-Berestein (7)(11)....................     222,587           1.0%
George B. Mackaness (11)...........................      80,000              *
Ronald J. Brenner (8)(11)..........................   2,028,410           9.3%
Geoffrey F. Cox (9)(11)............................     873,611           4.0%
Gregory F. Zaic (10)(11)...........................     701,831           3.2%
John F. Chappell (11)..............................      36,809              *
Paul A. Cossum (12)................................      28,140              *
Gillian Ivers-Read (12)............................      23,750              *
All directors and officers as a group
   (11 persons) (5)-(12)...........................   5,174,195          23.8%

- - ---------------------------

*      Less than one percent.

(1) Consists of 1,917,500 shares owned by Amerindo Investment Advisors, Inc. ("Amerindo"), 77,500 shares owned by Amerindo Advisors (U.K.) Limited ("Amerindo UK"), and 20,000 shares owned by Amerindo Investment Advisors Inc. Profit Sharing Trust ("Plan"). The sole shareholders and directors of Amerindo and Amerindo UK are Alberto W. Vilar and Gary A. Tanaka, each of whom may by deemed to be the beneficial owner of the 1,995,000 shares owned by Amerindo and Amerindo UK. Mr. Vilar is sole trustee of the Plan and may be deemed to be the beneficial owner of the 20,000 shares owned by the Plan. Based on Schedule 13G, Amendment No. 1, dated February 15, 1996, of Amerindo, Amerindo UK, the Plan, Mr. Vilar and Mr. Tanaka.
(2) Consists of 236,180 shares owned by Hillman Medical Ventures 1989 L.P., 738,114 shares owned by Hillman Medical Ventures 1990 L.P. and 1,012,246 shares owned by Hillman Medical Ventures 1991 L.P. (collectively, the "Hillman Medical Venture Partnerships"). The general partners of the Hillman Medical Venture Partnerships are Cashon Biomedical Associates, L.P. and Hillman/Dover Limited Partnership. The general partner of Hillman/Dover Limited Partnership is a wholly-owned subsidiary of The Hillman Company, a firm engaged in diversified investments and operations. The Hillman Company is controlled by Henry L. Hillman, Elsie Hilliard Hillman and C.G. Grefenstette, Trustees of the Henry L. Hillman Trust, which Trustees may be deemed the beneficial owners of the 1,986,540 shares owned by the Hillman Medical Venture Partnerships. Dr. Brenner, a director of the Company, is the managing partner of Cashon Biomedical Associates, L.P., of which the other general partners are Hal S. Broderson, M.D. and Charles G. Hadley. Dr. Brenner, Dr. Broderson and Mr. Hadley may be deemed to beneficially own such shares.
(3) Consists of 489,246 shares owned by HealthCare Venture Partners L.P., 382,356 shares owned by HealthCare Venture Partners II L.P., 808,199 shares owned by HealthCare Venture Partners III L.P. and 237,302 shares owned by HealthCare Venture Partners IV L.P. (collectively, the "HealthCare Venture Partnerships"). James H. Cavanaugh, Harold R. Werner, John W. Littlechild, Ronald Shipman and William Crouse are general partners of each of the HealthCare Venture Partnerships and may be deemed to beneficially own such shares.
(4) Consists of 1,533,928 shares owned by Allstate Insurance Company, a wholly owned subsidiary of The Allstate Corporation, based on Schedule 13G, Amendment No. 3, dated February 9, 1996, of The Allstate Corporation.
(5) Includes 893,704 shares owned by The Woodlands Venture Fund, L.P., and 1,000 shares owned by The Woodlands Venture Partners, L.P. Mr. Sutter is a general partner of The Woodlands Venture Partners, L.P., which is the general partner of The Woodlands Venture Fund, L.P. Mr. Sutter disclaims beneficial ownership of the 893,704 shares owned by The Woodlands Venture Fund, L.P. Also includes 37,000 shares which may be acquired on the exercise of the currently vested portion of stock options.
(6)  Includes  91,031  shares  that may be  acquired  on the  exercise  of stock options.
(7) Includes 91,364 shares that may be acquired on the exercise of stock options. Includes 55,000 shares that may be acquired on the exercise of stock options granted subject to stockholder approval prior to issuance. The Company intends to seek such approval at its 1996 annual meeting of stockholders. Excludes 39,394 shares held by a relative of Dr. Lopez-Berestein, but as to which he disclaims beneficial ownership.
(8) Includes 1,986,540 shares owned by the Hillman Medical Venture Partnerships, of which Dr. Brenner is the managing partner of one of the general partners.
(9) Includes 846,611 shares owned by Genzyme Corporation. Dr. Cox is Senior Vice President of Genzyme. Dr. Cox disclaims beneficial ownership of the shares held by Genzyme.
(10) Includes 674,831 shares owned by Prince Venture Partners III, L.P. Mr. Zaic is a general partner of Prince Ventures, L.P., which is a general partner of Prince Venture Partners III, L.P. Mr. Zaic disclaims beneficial ownership of the shares held by Prince Venture Partners III, L.P.
(11) Includes 25,000 shares that may be acquired on the exercise of stock options granted subject to stockholder approval of the Amendment to the Director Plan at the Annual Meeting.
(12) Represents shares that may be acquired on the exercise of stock options.

     The holders of an aggregate of approximately 9,669,616 shares of Common Stock are parties to a Stockholders Agreement. Those stockholders include the Hillman Medical Venture Partnerships, the HealthCare Ventures Partnerships, The Woodlands Venture Fund, L.P., The Woodlands Venture Partners, L.P., Genzyme Corporation, Prince Venture Partners III, L.P. and Gabriel Lopez-Berestein. The Stockholders Agreement continues in effect until the later of (i) the completion of the second annual meeting of stockholders of the Company after September 11, 1995 and (ii) September 11, 1997.

                          COMPLIANCE WITH SECTION 16(a)

     Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Company's directors and officers, and persons who own more than 10% of the Common Stock, to file initial reports of ownership and reports of changes in ownership (Forms 3, 4, and 5) of Common Stock with the Securities and Exchange Commission (the "SEC") and The Nasdaq Stock Market. Officers, directors and greater than 10% stockholders are required by SEC regulation to furnish the Company with copies of all such forms that they file.

     To the Company's knowledge, based solely on the Company's review of the copies of such reports received by the Company and on written representations by certain reporting persons that no reports on Form 5 were required, the Company believes that during the fiscal year ended December 31, 1995, all Section 16(a) filing requirements applicable to its officers, directors and 10% stockholders were complied with in a timely manner, with the exception of one late filing on Form 4 by Geoffrey F. Cox.

                            PROPOSAL OF STOCKHOLDERS

     Any proposal of a stockholder intended to be presented at the next annual meeting must be received at the Company's principal executive offices no later than February 1, 1997, if the proposal is to be considered for inclusion in the Company's Proxy Statement relating to such meeting.

                              FINANCIAL INFORMATION

     A COPY OF THE COMPANY'S ANNUAL REPORT ON FORM 10-K, INCLUDING ANY FINANCIAL STATEMENTS AND SCHEDULES AND EXHIBITS THERETO, MAY BE OBTAINED WITHOUT CHARGE BY WRITTEN REQUEST TO TERANCE A. MURNANE, CONTROLLER AND SECRETARY, ARONEX PHARMACEUTICALS, INC., 3400 RESEARCH FOREST DRIVE, THE WOODLANDS, TEXAS 77381.


                                        By Order of the Board of Directors


                                        Terance A. Murnane
                                        Secretary



June 6, 1996
The Woodlands, Texas

                          ARONEX PHARMACEUTICALS, INC.
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS
                             TO BE HELD JULY 9, 1996

     The undersigned hereby appoints James M. Chubb and Terance A. Murnane, and each of them, as proxies, each with the power to appoint his substitute, and hereby authorizes them to represent and vote, as designated on the reverse side, all of the shares of the common stock of Aronex Pharmaceuticals, Inc. (the "Company") held of record by the undersigned on May 15, 1996 at the Annual Meeting (the "Annual Meeting") of Stockholders of the Company to be held on Tuesday, July 9, 1996, at 1:00 p.m., local time, in the Crockett Room of The Woodlands Executive Conference Center, 2301 North Millbend Drive, The Woodlands, Texas, and any adjournment(s) thereof.

                                     (To be Dated and Signed On Reverse Side)

                                                                 WITHOLD
1.   To elect three Class III  directors  of the         FOR    AUTHORITY
     Company each to serve until the Company's
     1999 Annual  Meeting of  Stockholders               [  ]     [  ]
     or until their  respective  successors
     successors have been duly elected and qualified.
INSTRUCTION: To withhold authority is vote for any individual nominee, write such name or names in the space provided below.]

                               Nominees:  Gregory F. Zaic
- - ---------------------------               James M. Chubb, Ph.D.
                                          George B. Mackaness, M.D.



2.   To vote upon a proposal ro amend and  restate    FOR   AGAINST  ABSTAIN
     the Aronex  Pharmaceuticals, Inc. 1993           [  ]    [  ]     [  ]
     Non-Employee Director Stock Option Plan;


3.   To  ratify  and  approve  the  appointment       [  ]    [  ]     [  ]
     of Arthur Andersen LLP as the Company's independent public accountants for its fiscal year ending December 31, 1996; and


4. To act upon such other business as may promptly come before the meeting or any adjournments thereof.

     Only stockholders of record at the close of business on May 15, 1996 will be entitled to notice of and to vote at the Annual Meeting.

     It is important that your shares be represented at the Annual Meeting regardless of whether you plan to attend. THEREFORE, PLEASE MARK, DATE AND SIGN THIS PROXY AND RETURN IT IN THE ACCOMPANYING POSTPAID ENVELOPE AS PROMPTLY AS POSSIBLE. If you are present at the Annual Meeting, and wish to do so, you may revoke the Proxy and vote in person.


SIGNATURE------------------------------------------- DATE ----------------

SIGNATURE------------------------------------------- DATE ----------------
                    Signature if held jointly

Note: Please execute this Proxy as your name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by the president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                                                            EXHIBIT A

                          ARONEX PHARMACEUTICALS, INC.
                     1993 AMENDED AND RESTATED NON-EMPLOYEE
                           DIRECTOR STOCK OPTION PLAN


         Aronex Pharmaceuticals, Inc., a Delaware Corporation (the "Company") hereby amends and restates its 1993 Non-Employee Director Stock Option Plan (this "Plan"), effective as of November 14, 1995, subject to stockholder approval.

                  1.       PURPOSE.

                  The purpose of this Plan is to promote and advance the interests of the Company by aiding the Company in attracting and retaining qualified directors of the Company who, at the time of their service, are not employees of the Company or any of its subsidiaries ("Non-Employee Directors"), and to further align the interests of such Non-Employee Directors with those of stockholders through stock options. An additional purpose of this Plan is to recognize and reward the contributions of Non-Employee Directors who are actively involved in aspects of the Company's business beyond their role as directors.

                  2.       ADMINISTRATION.

                  This Plan shall be administered by the Compensation Committee of the Board of Directors of the Company (the "Committee"), which shall consist of not less than two members of the Board of Directors, each of whom will be a "disinterested person" within the meaning of Rule 16b-3 of the Securities and Exchange Commission (or any successor rule to the same effect) as in effect from time to time and an "outside director" within the meaning of Section 162(m) of the Internal Revenue Code of 1986, as amended. For the purposes of this Plan, a majority of the members of the Committee shall constitute a quorum for the transaction of business, and the vote of a majority of those members present at any meeting shall decide any question brought before that meeting. No member of the Committee shall be liable for any act or omission of any other member of the Committee or for any act or omission on his own part, including (without limitation) the exercise of any power or discretion given to him under this
Plan, except those resulting from his own gross negligence or willful misconduct. All questions of interpretation and application of this Plan, or as to options granted hereunder (the "Options"), shall be subject to the determination, which shall be final and binding, of a majority of the whole Committee.

                  3.       OPTION SHARES.

                  The stock subject to the Options and other provisions of this Plan shall be shares of the Company's Common Stock, par value $.001 per share (the "Common Stock"). The total amount of the Common Stock with respect to which Options may be granted shall not exceed 600,000 shares in the aggregate; provided, that the class and aggregate number of shares which may be subject to the Options granted hereunder shall be subject to adjustment in accordance with the provisions of Section 11 of this Plan. Such shares may be treasury shares or authorized but unissued shares.

                  If any outstanding Option for any reason shall expire or terminate by reason of the death of the optionee or the fact that the optionee ceases to be a director, the surrender of any such Option, or any other cause, the shares of Common Stock allocable to the unexercised portion of such Option may again be subject to an Option under this Plan.

                  4.       GRANT OF OPTIONS.

                  (a)      Formula Grants.

                           (i) Directors on the Effective  Date of the Amendment
                  and  Restatement  of this Plan.  Subject to the  provisions of
                  Section 15 hereof, there shall be granted to each person who is a Non-Employee Director, upon the effective date of the amendment and restatement of this Plan, an Option to purchase 25,000 shares of the Common Stock at a per share Option Price equal to the fair market value (as defined in Subsection 4(a)(iv) below) of a share of Common Stock on such date.

                           (ii) Directors Elected after the Effective Date of the Amendment and Restatement of this Plan. Subject to the provisions of Section 15 hereof, for so long as this Plan is in effect and shares are available for the grant of Options hereunder, each person who is not otherwise an employee of the Company, and who is first elected to the Board of Directors after the effective date of the amendment and restatement of this Plan, shall be granted, on the date of his election, an Option to purchase 25,000 shares of Common Stock (such number of shares being subject to the adjustments provided in Section 11 of this Plan) at a per share Option Price equal to the fair market value of a share of Common Stock on such date.

                           (iii) Annual Grants. On December 31 of each year that
                  this Plan is in effect (commencing with December 31, 1996), each Non-Employee Director who is in office on that day (provided that such Non-Employee Director has served as a director for at least six months prior to such date) shall automatically receive an Option to purchase 7,500 shares of Common Stock (such number of shares being subject to the adjustments provided in Section 11 of this Plan) at a per share Option Price equal to the fair market value of a share of Common Stock on such date.

                           (iv) Fair Market Value.  For purposes of this Section
                  4, the "fair market value" of a share of Common Stock as of any particular date shall mean (i) if the Common Stock is listed or admitted to trading on any securities exchange or on the National Association of Securities Dealers (the "NASD") Automated Quotation System ("Nasdaq") National Market, the closing price on such day on the principal securities exchange or on the Nasdaq National Market on which the Common Stock is traded or quoted, or if such day is not a trading day for such securities exchange or the Nasdaq National Market, the closing price on the first preceding day that was a trading day, (ii) if the Common Stock is not then listed or admitted to trading on any securities exchange or on the Nasdaq National Market, the closing bid price on such day as reported by the NASD, or if no such price is reported by the NASD for such day, the closing bid price as reported by the NASD on the first preceding day for which such price is available, and (iii) if the Common Stock is not then listed or admitted to trading on any securities exchange or on the Nasdaq National Market and no such closing bid price is reported by the NASD, as determined by the Committee in good faith.

                           (v) No Discretion with Respect to Formula Grants. The
                  selection of Non-Employee Directors to whom Options are to be granted pursuant to this Section 4(a), the number of shares subject to any such Option, the exercise price of any such Option and the term of any such Option shall be as provided herein and the Committee shall have no discretion as to such matters.

                  (b) Discretionary Grants. The Committee may from time to time authorize grants to any Non-Employee Director (provided that no such grant may be made to a Non-Employee Director who is a member of the Committee, and that no such grant may be made that would prevent the members of the Committee from constituting "disinterested persons" within the meaning of Rule 16b-3) of Options to purchase shares of Common Stock upon such terms and conditions as it may determine in accordance with the following provisions:

                         (i) Each  grant  will  specify  the number of shares of
                    Common Stock to which the Option granted pertains.

                         (ii) Each grant will  specify  the Option  Price of the
                    Option, which may be less than, equal to or greater than the fair market value of a share of Common Stock on the date of grant.

                         (iii) Each grant may  specify  the  required  period or
                    periods of continuous service by the grantee with the Company and/or the other conditions of vesting (if any) before the Option or installments thereof will become exercisable.

                  (c) Outstanding Options. The amendment and restatement of this Plan shall not affect the terms and conditions of any Options (including terms relating to the vesting and term thereof) outstanding under this Plan on the effective date of such amendment and restatement.

                  5.       VESTING AND TERM OF OPTIONS.

                  Each Option granted under Section 4(a) of this Plan shall vest in full and be exercisable to purchase all of the shares of Common Stock subject to the Option on the date on which the Option was granted, and each Option granted under Section 4(b) of this Plan shall vest and be exercisable to purchase the number of shares subject to the Option at such times and upon such conditions as may be established by the Committee on the date of grant, subject in each case to earlier termination as provided in Section 8 of this Plan. Each Option granted under this Plan shall expire on the tenth anniversary of the date on which the Option was granted.

                  6.       EXERCISE OF OPTIONS.

                  An optionee may exercise his Option by delivering to the Company a written notice stating (a) that such optionee wishes to exercise such Option on the date such notice is so delivered, (b) the number of shares of Common Stock with respect to which such Option is to be exercised and (c) the address to which the certificate representing such shares of stock should be mailed. To be effective, such written notice shall be accompanied by payment of the Option Price of each of such shares of Common Stock. Each such payment shall be made by cash, cashier's check or bank draft drawn on a national banking association or postal or express money order, payable to the order of the Company in United States dollars.

                  Any Option granted under the Plan may be exercised by a broker-dealer acting on behalf of an optionee if (i) the broker-dealer has received from the optionee or the Company a duly endorsed agreement evidencing such Option and instructions signed by the optionee requesting the Company to deliver the shares of Common Stock subject to such Option to the broker-dealer on behalf of the Participant and specifying the account into which such shares should be deposited, (ii) adequate provision has been made with respect to the payment of any withholding taxes due on such exercise and (iii) the broker-dealer and the optionee have otherwise complied with Section 220.3(e)(4) of Regulation T, 12 CFR Part 220.

                  As promptly as practicable after the receipt by the Company, in the form required by the foregoing provisions of this Section 6, of (a) such written notice from the optionee and (b) payment, of the Option Price of the shares of stock with respect to which such Option is to be exercised, the Company shall deliver to such optionee a certificate representing the number of shares of stock with respect to which such Option has been so exercised registered in the name of such optionee, provided that such delivery shall be considered to have been made when such certificate shall have been mailed, postage prepaid, to such optionee at the address specified for such purpose in such written notice from the optionee to the Company.

                  7.       TRANSFERABILITY OF OPTIONS.

                  Options shall not be transferable by the optionee otherwise than by will or under the laws of descent and distribution.

                  8.       TERMINATION.

                  Except as may be otherwise expressly provided in this Plan or otherwise determined by the Committee, each Option, to the extent it shall not have been exercised previously, shall terminate on the earliest of the following:

                           (a) On the last day of the 24 month period commencing
                  on the date on which the optionee ceases to be a member of the Company's Board of Directors, for any reason other than the death of the optionee, during which period the optionee shall be entitled to exercise all Options held by the optionee on the date on which the optionee ceased to be a member of the Company's Board of Directors which could have been exercised on such date;

                           (b) On the last day of the six-month period commencing on the date of the optionee's death while serving as a member of the Company's Board of Directors, during which period the executor or administrator of the optionee's estate or the person or persons to whom the optionee's Option shall have been transferred by will or the laws of descent or distribution, shall be entitled to exercise all Options in respect of the number of shares that the optionee would have been entitled to purchase had the optionee exercised such Options on the date of his death; or

                         (c) Ten years after the date of grant of such Option.

                  9.       Requirements of Law.

                  The Company shall not be required to sell or issue any shares under any Option if the issuance of such shares shall constitute a violation by the optionee or the Company of any provisions of any law or regulation of any governmental authority. Each Option granted under this Plan shall be subject to the requirement that, if at any time the Board of Directors of the Company or the Committee shall determine that (i) the listing, registration or qualification of the shares subject thereto upon any securities exchange or under any state or federal law of the United States or of any other country or governmental subdivision thereof, (ii) the consent or approval of any governmental regulatory body, or (iii) the making of investment or other representations, are necessary or desirable in connection with the issue or purchase of shares subject thereto, no such Option may be exercised in whole or in part unless such listing, registration, qualification, consent, approval or representation shall have been effected or obtained free of any conditions not acceptable to the Board of Directors. Any determination in this connection by the Committee shall be final, binding and conclusive. If the shares issuable on exercise of an Option are not registered under the Securities Act of 1933, the Company may imprint on the certificate for such shares the following legend or any legend which counsel for the Company considers necessary or advisable to comply with the Securities Act of 1933:

         THE SHARES OF STOCK REPRESENTED BY THIS CERTIFICATE HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OR UNDER THE SECURITIES LAWS OF ANY STATE AND MAY NOT BE SOLD OR TRANSFERRED EXCEPT UPON SUCH REGISTRATION OR UPON RECEIPT BY THE CORPORATION OF AN OPINION OF
         COUNSEL SATISFACTORY TO THE CORPORATION, IN FORM AND SUBSTANCE SATISFACTORY TO THE CORPORATION, THAT REGISTRATION IS NOT REQUIRED FOR SUCH SALE OR TRANSFER.

The Company may, but shall in no event be obligated to, register any securities covered hereby pursuant to the Securities Act of 1933 (as now in effect or as hereinafter amended) and, if any shares are so registered, the Company may remove any legend on certificates representing such shares. The Company shall not be obligated to take any other affirmative action to cause the exercise of an Option or the issuance of shares pursuant thereto to comply with any law or regulation or any governmental authority.

                  10.      NO RIGHTS AS STOCKHOLDER.

                  No optionee shall have rights as a stockholder with respect to shares covered by his Option until the date of issuance of a stock certificate for such shares; and, except as otherwise provided in Section 11 hereof, no adjustment for dividends, or otherwise, shall be made if the record date therefor is prior to the date of issuance of such certificate.

                  11.      CHANGES IN THE COMPANY'S CAPITAL STRUCTURE.

                  The existence of outstanding Options shall not affect in any way the right or power of the Company or its stockholders to make or authorize any of all adjustments, recapitalizations, reorganizations or other changes in the Company's capital structure or its business or any merger or consolidation of the Company, or any issue of bonds, debentures, preferred or prior preference stock ahead of or affecting the Common Stock or the rights thereof, or the dissolution or liquidation of the Company, or any sale or transfer of all or any part of its assets or business, or any other corporate act or proceeding, whether of a similar character or otherwise.

                  If the Company shall effect a subdivision or consolidation of shares or other capital readjustment, the payment of a stock dividend or other increase or reduction of the number of shares of the Common Stock outstanding, without receiving consideration therefor in money, services or property, then
(a) the number, class and per share price of shares of stock subject to outstanding Options hereunder shall be appropriately adjusted in such a manner as to entitle an optionee to receive upon exercise of an Option, for the same aggregate cash consideration, the same total number and class or classes of shares as he would have received had he exercised his Option in full immediately prior to the event requiring the adjustment; and (b) the number and class of shares then reserved for issuance under this Plan and the number of shares to be subject to the grants to be made pursuant to Section 4(a)(ii) and (iii) shall be adjusted by substituting for the total number and class of shares of stock then reserved or subject to grant the number and class or classes or shares of stock that would have been received by the owner of an equal number of outstanding shares of Common Stock as the result of the event requiring the adjustment, disregarding any fractional shares.

                  If the Company merges or consolidates with another corporation, whether or not the Company is a surviving corporation, or if the Company is liquidated or sells or otherwise disposes of substantially all of its assets while unexercised Options remain outstanding under this Plan, or if any "person" (as that term is used in Section 13(d) and 14(d)(2) of the Securities Exchange Act of 1934) is or becomes the beneficial owner, directly or indirectly, of securities of the Company representing greater than 50% of the combined voting power of the Company's then outstanding securities, after the effective date of such merger, consolidation, liquidation, sale or other disposition, as the case may be, each holder of an outstanding Option shall be entitled, upon exercise of such Option, to receive, in lieu of shares of Common Stock, the number and class or classes of shares of such stock or other securities or property to which such holder would have been entitled if, immediately prior to such merger, consolidation, liquidation, sale or other disposition, such holder had been the holder of record of a number of shares of Common Stock equal to the number of shares as to which such Option may be exercised.

                  Except as otherwise expressly provided in this Plan, the issue by the Company of shares of stock of any class, or securities convertible into shares of stock of any class, for cash or property, or for labor or services either upon direct sale or upon the exercise of rights or warrants to subscribe therefor, or upon conversion of shares or obligations of the Company convertible into such shares or other securities, shall not affect, and no adjustment by reason thereof shall be made with respect to, the number or price of shares of Common Stock then subject to outstanding Options.

                  12.      AMENDMENT OR TERMINATION OF PLAN.

                  The Board of Directors may modify, revise or terminate this Plan at any time and from time to time; provided, however, that without the further approval of the holders of at least a majority of the outstanding shares of voting stock, or if the provisions of the corporate charter, bylaws or applicable state law prescribes a greater degree of stockholder approval for this action, without the degree of stockholder approval thus required, the Board of Directors may not (a) materially increase the benefits accruing to participants under this Plan; (b) materially increase the number of shares of Common Stock that may be issued under this Plan; or (c) materially modify the requirements as to eligibility for participation in this Plan, unless, in each such case, the Board of Directors of the Company shall have obtained an opinion of legal counsel to the effect that stockholder approval of the amendment is not required (x) by law, (y) by the rules and regulations of, or any agreement with, the National Association of Securities Dealers, Inc. or (z) to make available to the optionee with respect to any Option granted under this Plan the benefits of Rule 16b-3 under the Securities Exchange Act of 1934 (the "1934 Act"), or any similar or successor rule. In addition, this Plan may not be amended more than once every six months with respect to the plan provisions referred to in Rule 16b-3(c)(2)(ii)(A) under the 1934 Act other than to comport with changes in the Internal Revenue Code of 1986, as amended, the Employee Retirement Income Security Act of 1974, as amended, or the rules thereunder. All Options granted under this Plan shall be subject to the terms and provisions of this Plan and any amendment, modification or revision of this Plan shall be deemed to amend, modify or revise all Options outstanding under this Plan at the time of such amendment, modification or revision. If this Plan is terminated by action of the Board of Directors, all outstanding Options may be terminated.

                  13.      WRITTEN AGREEMENT.

                  Each Option granted hereunder shall be embodied in a written option agreement, which shall be subject to the terms and conditions prescribed above, and shall be signed by the optionee and by the appropriate officer of the Company for and in the name and on behalf of the Company. Such an option agreement shall contain such other provisions as the Committee in its discretion shall deem advisable.

                  14.      INDEMNIFICATION OF COMMITTEE AND BOARD OF DIRECTORS.

                  The Company shall, to the fullest extent permitted by law, indemnify, defend and hold harmless any person who at any time is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding (whether civil, criminal, administrative or investigative) in any way relating to or arising out of this Plan or any Option or Options granted hereunder by reason of the fact that such person is or was at any time a director of the Company or a member of the Committee against judgments, fines, penalties, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding. This right of indemnification shall inure to the benefit of the heirs, executors and administrators of each such person and is in addition to all other rights to which such person may be entitled by virtue of the bylaws of the Company or as a matter of law, contract or otherwise.

                  15.      Effective Date of Amended and Restated Plan.

                  The amendment and restatement of this Plan shall become effective, subject to stockholder approval, on November 14, 1995. The amendment and restatement of this Plan, and all Options granted pursuant to the amendment and restatement of this Plan prior to stockholder approval, shall be void and of no further force and effect unless the amendment and restatement of this Plan shall have been approved by the requisite vote of the stockholders entitled to vote at a meeting of the stockholders of the Company called for such purpose prior to July 30, 1996. In the event such stockholder approval is not obtained, this Plan shall continue in existence with the terms and conditions in effect prior to the effective date of the amendment and restatement provided for hereby. No Option shall be granted pursuant to this Plan on or after September 30, 2003.